Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of financial assets [line items]
Balance at beginning of period	$ (13)	$ 1	$ (9)	$ 8
Provision for credit losses
Model changes		(4)		(4)
Purchases	1	2	2	7
Sales and maturities		(1)	(1)	(9)
Changes in risk, parameters and exposures	(4)	(3)	(8)	(6)
Exchange rate and other		1
Balance at end of period	(16)	(4)	(16)	(4)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	2	7	2	12
Provision for credit losses
Model changes		(4)		(4)
Transfers to Stage 1	1		1
Purchases	1	2	2	7
Sales and maturities		(1)	(1)	(8)
Changes in risk, parameters and exposures	(2)	(1)	(1)	(3)
Exchange rate and other		1	(1)
Balance at end of period	2	4	2	4
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period	2	1	1
Provision for credit losses
Transfers to Stage 1	(1)		(1)
Sales and maturities				(1)
Changes in risk, parameters and exposures				3
Exchange rate and other		1	1
Balance at end of period	1	2	1	2
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(17)	(7)	(12)	(4)
Provision for credit losses
Changes in risk, parameters and exposures	(2)	(2)	(7)	(6)
Exchange rate and other		(1)
Balance at end of period	$ (19)	$ (10)	$ (19)	$ (10)